Lease Liabilities	9 Months Ended
Sep. 30, 2020
Lease Liabilities [Abstract]
Lease Liabilities

19. LEASE LIABILITIES

Total
As at December 31, 2019	1,916
Additions	48
Interest Expense (Note 6)	66
Lease Payments	(215)
Terminations	(1)
Modifications	(3)
Re-measurement	5
Exchange Rate Movements and Other	17
As at September 30, 2020	1,833
Less: Current Portion	196
Long-Term Portion	1,637

The Company has lease liabilities for contracts related to office space, railcars, barges, storage assets, service rig, and other refining and field equipment. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Variable Lease Payments	4	5	11	15
Short-Term Lease Payments	1	3	4	10

The Company has variable lease payments related to property taxes for real estate contracts. Short-term leases are leases with terms of twelve months or less.

The Company has included extension options in the calculation of lease liabilities where the Company has the right to extend a lease term at its discretion and is reasonably certain to exercise the extension option. The Company does not have any significant termination options and the residual amounts are not material.